Inventories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories [Line Items]
Current finished goods
Current work in progress	135,380	93,325
Spare parts and other	1,302,534	931,052
(-) Expected losses	(97,934)	(95,053)
Inventories	7,962,324	5,946,948
Pulp | Country of domicile
Inventories [Line Items]
Current finished goods	801,623	576,774
Pulp | Foreign countries
Inventories [Line Items]
Current finished goods	1,510,985	1,271,335
Paper | Country of domicile
Inventories [Line Items]
Current finished goods	561,409	569,771
Paper | Foreign countries
Inventories [Line Items]
Current finished goods	362,027	137,653
Wood
Inventories [Line Items]
Current work in progress	2,287,406	1,666,817
Operating supplies and packaging
Inventories [Line Items]
Current work in progress	R$ 1,098,894	R$ 795,274